TAXATION (Schedule of Roll-forward of Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement of valuation allowance
Balance at beginning of the year	¥ 530,358
Balance at end of the year	536,838	¥ 530,358
Valuation Allowance of Deferred Tax Assets [Member]
Movement of valuation allowance
Balance at beginning of the year	530,358	539,704	¥ 444,946
Allowance made during the year	6,480	30,873	128,002
Allowance resulting from the reconsolidation of previously deconsolidated entities		1,352
Reversals		(41,571)	(33,244)
Balance at end of the year	¥ 536,838	¥ 530,358	¥ 539,704